Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 59,241,145	$ 8,509,458	¥ 51,178,575	¥ 44,437,355
Cost of revenues	(27,685,845)	(3,976,823)	(23,832,426)	(19,394,314)
Gross profit	31,555,300	4,532,635	27,346,149	25,043,041
Operating expenses:
Selling and marketing expenses	(6,221,127)	(893,609)	(6,911,710)	(5,504,613)
General and administrative expenses	(3,130,298)	(449,639)	(3,078,635)	(2,381,842)
Research and development expenses	(8,413,224)	(1,208,484)	(7,378,460)	(4,161,673)
Total operating expenses	(17,764,649)	(2,551,732)	(17,368,805)	(12,048,128)
Operating profit	13,790,651	1,980,903	9,977,344	12,994,913
Other income/(expenses):
Investment income/(losses), net	1,306,320	187,641	(22,383)	362,113
Interest income, net	821,774	118,040	586,671	666,616
Exchange (losses)/gains	25,166	3,615	(51,799)	(455,948)
Other, net	439,422	63,119	586,916	271,885
Income before tax	16,383,333	2,353,318	11,076,749	13,839,579
Income tax	(2,914,726)	(418,674)	(2,460,650)	(2,155,988)
Net income from continuing operations	13,468,607	1,934,644	8,616,099	11,683,591
Net (loss)/income from discontinued operations	7,962,519	1,143,744	(2,138,682)	(834,454)
Net income	21,431,126	3,078,388	6,477,417	10,849,137
Accretion and deemed dividends in connection with repurchase of redeemable noncontrolling interests	(271,543)	(39,005)	(248,098)
Net (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	77,933	11,194	(76,912)	(141,198)
Net income attributable to NetEase, Inc.'s shareholders	21,237,516	3,050,577	6,152,407	10,707,939
Including:
Net income from continuing operations attributable to NetEase, Inc.'s shareholders	13,274,997	1,906,833	8,291,089	11,542,393
Net (loss)/income from discontinued operations attributable to NetEase, Inc.'s shareholders	7,962,519	1,143,744	(2,138,682)	(834,454)
Net income	21,431,126	3,078,388	6,477,417	10,849,137
Other comprehensive income
Unrealized losses on available-for-sale securities, net of tax				(23,321)
Foreign currency translation adjustment	(93,774)	(13,470)	18,624	(1,573)
Total other comprehensive (loss)/income	(93,774)	(13,470)	18,624	(24,894)
Total comprehensive income	21,337,352	3,064,918	6,496,041	10,824,243
Comprehensive (income)/ loss attributable to noncontrolling interests and redeemable noncontrolling interests	83,685	12,021	(76,912)	(141,198)
Comprehensive income attributable to NetEase, Inc.'s shareholders	¥ 21,421,037	$ 3,076,939	¥ 6,419,129	¥ 10,683,045
Net income/(loss) per share, basic (in CNY and dollars per share) | (per share)	¥ 6.59	$ 0.95	¥ 1.90	¥ 3.25
-Continuing operations (in CNY and dollars per share) | (per share)	4.12	0.59	2.56	3.51
-Discontinued operations (in CNY and dollars per share) | (per share)	2.47	0.36	(0.66)	(0.26)
Net income/(loss) per ADS, basic (in CNY and dollars per share) | (per share)	164.86	23.68	47.54	81.36
-Continuing operations (in CNY and dollars per share) | (per share)	103.05	14.80	64.07	87.70
-Discontinued operations (in CNY and dollars per share) | (per share)	61.81	8.88	(16.53)	(6.34)
Net income/(loss) per share, diluted (in CNY and dollars per share) | (per share)	6.53	0.94	1.89	3.23
-Continuing operations (in CNY and dollars per share) | (per share)	4.08	0.59	2.55	3.48
-Discontinued operations (in CNY and dollars per share) | (per share)	2.45	0.35	(0.66)	(0.25)
Net income/(loss) per ADS, diluted (in CNY and dollars per share) | (per share)	163.37	23.47	47.26	80.74
-Continuing operations (in CNY and dollars per share) | (per share)	102.12	14.67	63.69	87.03
-Discontinued operations (in CNY and dollars per share) | (per share)	¥ 61.25	$ 8.80	¥ (16.43)	¥ (6.29)
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	3,220,473	3,220,473	3,235,324	3,290,312
Weighted average number of ADS outstanding, basic (in shares) | shares	128,819	128,819	129,413	131,612
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	3,249,972	3,249,972	3,254,689	3,315,478
Weighted average number of ADS outstanding, diluted (in shares) | shares	129,999	129,999	130,188	132,619
Online game
Net revenues:
Total net revenues	¥ 46,422,640	$ 6,668,195	¥ 40,190,057	¥ 36,281,642
Cost of revenues	(16,974,234)		(14,617,656)	(13,473,339)
Gross profit	29,448,406		25,572,401	22,808,303
Youdao
Net revenues:
Total net revenues	1,304,883	187,435	731,598	455,746
Cost of revenues	(934,261)		(515,133)	(293,807)
Gross profit	370,622		216,465	161,939
Innovative businesses and others
Net revenues:
Total net revenues	11,513,622	$ 1,653,828	10,256,920	7,699,967
Cost of revenues	(9,777,350)		(8,699,637)	(5,627,168)
Gross profit	¥ 1,736,272		¥ 1,557,283	¥ 2,072,799